Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants [Abstract]
WARRANTS

NOTE 13 – WARRANTS

From January 7 to March 23, 2021, the Company issued 4.82388 shares of Series Y preferred stock, having a stated value of $96,478, in exchange for convertible notes payable of $38,500, accrued interest of $77,205, and 131,249,975 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $2,502,223, a reduction of derivative liabilities related to the warrants of $1,396,283, and a net gain on settlement of $3,917,734 (See Note 9).

On June 4, 2021, an investor owning 1,485,000 shares of the Company’s common stock and warrants to purchase 971,562,497 common shares at $0.0004 per share entered into an agreement to cancel the aforementioned common shares and warrants in exchange for a cash payment of $11,000 by the Company. The cancelation agreement resulted in a reduction in common stock of $1,485 for the par value of the common shares, a reduction in additional paid-in capital of $9,515, and a reduction in the derivative liability of $74,134,327 and a gain on settlement of debt of $74,134,327 (See Note 12).

On June 4, 2021, an investor owning warrants to purchase 1,250,000,002 common shares at $0.0004 per share entered into an agreement to cancel the aforementioned common shares and warrants in exchange for a cash payment of $15,000 by the Company. Accordingly, the cancelation agreement resulted in a reduction in the derivative liability of $95,380,286 and a gain on settlement of $95,365,286.

On September 30, 2021, an investor owning warrants to purchase 156,250,079 common shares at $0.0004 per share entered into an agreement to cancel the aforementioned in exchange for: (i) a cash payment of $1,000,000 received directly from the Chief Executive Officer; and (ii) 250 Series Z Preferred Shares having a fair value of $6,530,867. The settlement resulted in a reduction in the derivative liability of $5,750,067, offset by a reduction in cash of $1,000,000, an increase in additional paid-in capital of $6,530,867 and a loss on settlement of debt of $1,780,800.

A summary of the Company’s warrant activity during the nine months ended September 30, 2021, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	2,521,077,555	$0.00109	2.04	$14,804,944
Grants	-	-
Exercised	-	-
Expired/Canceled	(2,509,502,555)	$0.0005
Outstanding at September 30, 2021	11,575,000	$0.12927	1.17	$9,200
Exercisable at September 30, 2021	11,575,000	$0.12927	1.17	$9,200

Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.0004 – 0.20	11,450,000	1.17	11,450,000
0.40	125,000	1.25	125,000
	11,575,000	1.17	11,575,000

The aggregate intrinsic value of outstanding stock warrants was $9,200, based on warrants with an exercise price less than the Company’s stock price of $0.0372 as of September 30, 2021, which would have been received by the warrant holders had those holders exercised the warrants as of that date.

NOTE 15 – WARRANTS

During the year ended December 31, 2019, the Company received $172,950 from cash exercises of warrants to purchase 1,555,160 shares of common stock. During the same period, the Company issued 3,997,661 shares of common stock upon the cashless exercise of warrants to purchase 12,686,249 shares of common stock.

On July 2, 2019 and July 11, 2019, the Company entered into exchange agreements with certain stockholders pursuant to which it exchanged warrants issued in July 2018 to purchase an aggregate of 26,000,000 shares of the Company’s common stock for an aggregate of 6,000 shares of Series A Preferred Stock.

During the year ended December 31, 2019, the Company issued 568,118,340 warrants to purchase shares of common stock at $0.075 per share pursuant to the Series B Preferred Stock offering.

During the year ended December 31, 2019, as a result of the Company’s Series B Preferred Stock offering, the ratchet provisions in certain warrants were triggered, causing the exercise price to be reset to $0.00224 per share. Accordingly, warrants to purchase 600,551,672 shares of common stock were repriced to a $0.00224 per share exercise price as of December 31, 2019. In addition, warrants to purchase an additional 2,729,734,691 shares of common stock at $0.00224 per share were issued as a result of this ratchet provision.

During the year ended December 31, 2019, the Company recorded $28,933,472 in deemed dividends as a result of the triggering of price protection provisions in certain outstanding warrants. Accordingly, additional paid in capital was increased by $28,933,472 with a corresponding decrease in the accumulated deficit.

From December 23 to December 30, 2020, the Company issued 654.78 shares of Series Y Preferred Stock, having a stated value of $13,095,636, in exchange for convertible notes payable of $5,775,767 (net of debt discount of $133,608), accrued interest of $3,625,237, and 14,764,624,721 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $92,934,419, a reduction of derivative liabilities related to the warrants of $72,892,563, and a net gain on settlement of $162,132,350.

During the year ended December 31, 2020, the Company recorded $95,838,488 in deemed dividends as a result of the triggering of price protection provisions in certain outstanding warrants. Accordingly, additional paid in capital was increased by $95,838,488 with a corresponding decrease in the accumulated deficit.

A summary of the warrant activity for the years ended December 31, 2020 and 2019 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	74,910,002	$0.14	3.89	$-
Granted	3,321,040,292	$0.00064
Exercised	(15,367,659)	$0.06
Canceled/Exchanged	(38,206,270)	$0.12
Outstanding at December 31, 2019	3,342,376,365	$0.00265	2.96	$8,791,956
Granted	13,943,650,911	$0.00040
Exercised	-
Canceled/Exchanged	(14,764,949,721)	$0.00042
Outstanding at December 31, 2020	2,521,077,555	$0.00109	2.04	$14,804,944
Exercisable at December 31, 2020	2,521,077,555	$0.00109	2.04	$14,804,944

Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.0001 – 0.25	2,520,512,553	2.04	2,520,512,553
0.26 – 0.50	465,002	0.68	465,002
0.51 – 0.75	-	-	-
0.76 – 1.00	100,000	0.04	100,000
	2,521,077,555	2.04	2,521,077,555

The aggregate intrinsic value of outstanding stock warrants was $14,804,944, based on warrants with an exercise price less than the Company’s stock price of $0.0063 as of December 31, 2020 which would have been received by the warrant holders had those holders exercised the warrants as of that date.